Derivative Liabilities - Schedule of Changes in Fair Value of Derivative Liabilities (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2017	Jul. 31, 2016	Jan. 31, 2017	Jan. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Beginning balance				$ 3,293	$ 3,293	$ 216,705
Total losses		$ 196,689		202,201	288,643	102,444
Settlements			(35,299)	(786,496)	(551,749)	(865,387)
Additions			35,299	585,085	259,813	549,531
Ending balance		$ 4,083		4,083		3,293
Change in unrealized losses included in earnings relating to derivatives				$ 202,201	$ 288,643	$ 211